Statements of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer, net of forfeitures	$ 10,606,000	$ 10,260,000
Participants	22,801,000	21,593,000
Rollover	6,340,000	4,960,000
Total contributions	39,747,000	36,813,000
Net investment income (loss):
Net appreciation (depreciation) in fair value of investments	78,315,000	50,502,000
Dividends, interest and other income	11,057,000	8,620,000
Total net investment income (loss)	89,372,000	59,122,000
Interest on notes receivable from participants	229,000	173,000
Benefits paid to participants	(59,368,000)	(44,744,000)
Administrative expenses	(214,000)	(185,000)
Net increase (decrease) during the year	69,766,000	51,179,000
Net assets available for benefits:
Beginning of year	519,667,000	468,488,000
End of year	$ 589,433,000	$ 519,667,000